Banking facilities (Tables)	12 Months Ended
Mar. 31, 2015
Banking and Thrift [Abstract]
General banking facilities
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2015
	2014	2015	2014	2015	2014	2015	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	2,564	3,703	1,830	2,451	734

Including sub-limit of:
Notes payable	4,487	2,308	2,527	1,830	1,960	478	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	630	—	11	641	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	546	—	1,854	2,400	HIBOR* +1.5%	Repayable in 60 days

Other facilities

Export Documentary Credits	1,923	641	—	—	1,923	641
Short Term Loans	1,026	3,547	1,026	1,026	—	2,521	(Note A)	A Revolving loan is repayable in 30 days
Long Term Loans (1)	1,595	2,686	748	2,350	847	336	(Note A)	Term loans are repayable monthly over the 3-year term.

	10,698	9,438	5,477	5,206	5,221	4,232

Short-term borrowings
	During the fiscal year ended March 31,
	2014	2015

Bank overdrafts	6.00%	6.00%
Notes payable	2.96%	2.92%
Term Loan in Hong Kong	2.47%	2.47%
Term Loan in PRC	—	6.77%
Factoring	1.96%	1.74%